Commitments & Contingencies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 22, 2021	Oct. 15, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues		$ 25,000	$ 25,000 [1]
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting discount, per unit			$ 0.20	$ 0.20
Underwriting discount, amount			$ 1,200,000	$ 1,200,000
Deferred fee, per unit			$ 0.35	$ 0.35
Deferred fee, amount			$ 2,000,000.0	$ 2,000,000.0
Underwriting Agreement [Member] | Kingswood-Representative [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate common shares			50,000	50,000
Stock Issued During Period, Value, New Issues			$ 500,000
Underwriting Agreement [Member] | Kingswood-Representative [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate common shares				50,000
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Over allotments description			The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter exercised its over-allotment option in full on January 22, 2021.
Underwriting agreement, description				The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter exercised its over-allotment option in full on January 22, 2021
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate common shares	5,750,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate common shares	5,750,000
IPO [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues				$ 500,000

[1]	This number includes up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 6).